Notes Payable – Related Party (Details) - Schedule of finance expense - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Notes to their Present Value [Abstract]
Balance at Beginning	$ 2,604,713	$ 2,786,183
Foreign currency adjustment		(177,690)
Repayments		(64,550)
Finance expense		60,770
Balance at Ending	2,567,793	$ 2,604,713
Current	2,567,793
Non-current	0
Foreign currency adjustment	(125)
Repayments	$ (36,795)